Submission	Sep. 02, 2026
Submission [Line Items]
Central Index Key	0002043597
Registrant Name	Private Debt & Income Fund
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES